Going Concern (Details) - USD ($)	2 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016
Going Concern (Textual)
Accumulated deficit	$ (315,602)	$ (4,823,401)
Net loss for the period	(315,602)	(4,507,799)
Negative cash flow	$ 994,830	$ (821,293)